Note 16 (Tables)	12 Months Ended
Dec. 31, 2025
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Investments In Subsidiaries Joint Ventures And Associates [Table Text Block]
The breakdown of the balance of “Joint ventures and associates” in the consolidated balance sheets is as follows:

JOINT VENTURES AND ASSOCIATES. BREAKDOWN BY ENTITIES (MILLIONS OF EUROS)

	2025	2024	2023
Joint ventures
Altura Markets, S.V., S.A.	44	38	31
RCI Colombia	37	37	40
Other	29	19	22
Subtotal	111	94	93
Associates
Metrovacesa, S.A.	282	300	259
BBVA Allianz Seguros y Reaseguros, S.A.	277	265	251
Atom Holdco Limited	222	222	211
Servicios Electrónicos Globales S.A. de C.V.	56	43	36
Other	45	65	127
Subtotal	883	895	883
Total	994	989	976

Joint ventures and associates changes in the year [Table Text Block]
The following is a summary of the changes in the years ended December 31, 2025, 2024 and 2023 under this heading in the consolidated balance sheets:

JOINT VENTURES AND ASSOCIATES. CHANGES IN THE YEAR (MILLIONS OF EUROS)

	Notes	2025	2024	2023
Balance at the beginning		989	976	916
Acquisitions and capital increases		2	4	95
Disposals and capital reductions		(55)	(28)	(42)
Transfers and changes of consolidation method		—	(69)	4
Share of profit and loss	39	62	40	26
Exchange differences		(13)	7	16
Impairment / reversal of impairment ⁽¹⁾		32	63	(9)
Dividends, valuation adjustments and other		(23)	(5)	(30)
Balance at the end		994	989	976
(1) See Note 16.3.